Segment Information - Consolidated assets by Business Area (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Current assets	$ 47,318	$ 37,062
Non-current assets	204,560	185,006
Long-term receivables	21,387	22,059
Investments	3,806	2,759
Property, plant and equipment	176,784	157,383	$ 176,650
Intangible assets	2,583	2,805	2,340
Total Assets	251,878	222,068
Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	154,544	128,457
Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	22,240	28,926	$ 42,521
Operating segments [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Current assets	7,069	5,324
Non-current assets	147,056	126,989
Long-term receivables	7,241	8,115
Investments	618	650
Property, plant and equipment	137,107	116,153
Intangible assets	2,090	2,071
Total Assets	154,125	132,313
Operating segments [member] | Refining Transportation And Marketing [member]
Disclosure of operating segments [line items]
Current assets	12,022	11,964
Non-current assets	34,281	32,119
Long-term receivables	3,635	3,286
Investments	1,507	1,303
Property, plant and equipment	28,982	27,356
Intangible assets	157	174
Total Assets	46,303	44,083
Operating segments [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Current assets	1,751	2,027
Non-current assets	12,085	13,582
Long-term receivables	1,559	1,525
Investments	1,629	757
Property, plant and equipment	8,723	11,057
Intangible assets	174	243
Total Assets	13,836	15,609
Operating segments [member] | Biofuels [member]
Disclosure of operating segments [line items]
Current assets	78	79
Non-current assets	139	137
Long-term receivables	2	2
Investments	46	45
Property, plant and equipment	91	90
Total Assets	217	216
Operating segments [member] | Distribution [member]
Disclosure of operating segments [line items]
Current assets	4,976	2,575
Non-current assets	78	2,565
Long-term receivables		837
Property, plant and equipment	42	1,529
Intangible assets	36	199
Total Assets	5,054	5,140
Operating segments [member] | Corporate [member]
Disclosure of operating segments [line items]
Current assets	25,507	18,750
Non-current assets	10,624	9,418
Long-term receivables	8,614	8,059
Investments	6	4
Property, plant and equipment	1,878	1,237
Intangible assets	126	118
Total Assets	36,131	28,168
Operating segments [member] | Operating assets [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Property, plant and equipment	120,958	93,172
Operating segments [member] | Operating assets [member] | Refining Transportation And Marketing [member]
Disclosure of operating segments [line items]
Property, plant and equipment	25,689	24,347
Operating segments [member] | Operating assets [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Property, plant and equipment	6,051	8,517
Operating segments [member] | Operating assets [member] | Biofuels [member]
Disclosure of operating segments [line items]
Property, plant and equipment	89	89
Operating segments [member] | Operating assets [member] | Distribution [member]
Disclosure of operating segments [line items]
Property, plant and equipment	42	1,313
Operating segments [member] | Operating assets [member] | Corporate [member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,754	1,058
Operating segments [member] | Assets under construction [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Property, plant and equipment	16,149	22,981
Operating segments [member] | Assets under construction [member] | Refining Transportation And Marketing [member]
Disclosure of operating segments [line items]
Property, plant and equipment	3,293	3,009
Operating segments [member] | Assets under construction [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Property, plant and equipment	2,672	2,540
Operating segments [member] | Assets under construction [member] | Biofuels [member]
Disclosure of operating segments [line items]
Property, plant and equipment	2	1
Operating segments [member] | Assets under construction [member] | Distribution [member]
Disclosure of operating segments [line items]
Property, plant and equipment		216
Operating segments [member] | Assets under construction [member] | Corporate [member]
Disclosure of operating segments [line items]
Property, plant and equipment	124	179
Eliminations [member]
Disclosure of operating segments [line items]
Current assets	(4,085)	(3,657)
Non-current assets	297	196
Long-term receivables	336	235
Property, plant and equipment	(39)	(39)
Total Assets	(3,788)	(3,461)
Eliminations [member] | Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ (39)	$ (39)